Note 18 - Intangible assets. Other intangible assets (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 1,435,000,000	€ 2,010,000,000	€ 2,134,000,000
Computer Software Acquisiton Expenses [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	1,202,000,000	1,598,000,000	1,605,000,000
Intangible Assets With Indefinite Useful Life Member
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	12,000,000	11,000,000	11,000,000
Intangible Assets With definite Useful Life [Member]
Intangible Assets Other Than Goodwill Line Items
Other intangible assets	€ 221,000,000	€ 401,000,000	€ 518,000,000